Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2024
Acquisitions of Subsidiaries [Abstract]
ACQUISITIONS OF SUBSIDIARIES
32.	ACQUISITIONS OF SUBSIDIARIES

(a) Acquisition during year ended December 31, 2023

(i) Acquisition of WME Assets

In August 2022, the Group had entered into certain agreements pursuant to which the Group acquired 96.1% of the equity interest in AMTD Assets, which holds a global portfolio of premium whole building properties, from AMTD Group at a consideration, which was agreed to settle by 30,875,576 Class B ordinary shares of the Company (“Consideration Shares”) at agreed share price of US$8.68 per share of the Company for the Group’s expansion to hotel operations, hospitality and VIP services business. Following the completion of the above transaction, the Company injected WME Assets into AMTD Digital at the same consideration.

The transaction was completed and WME Assets was consolidated by the Group since February 6, 2023 based on business combination under common control using predecessor accounting. The difference between the consideration and the net asset value of AMTD Assets, amounting to approximately US$275,154, was recorded in capital reserve within the consolidated statement of changes in equity. The Consideration Shares were settled by treasury shares of the Company with repurchase price of US$268,000.

No acquisition-related cost has been recognized as an expense for the year ended December 31, 2023.

Assets acquired and liabilities recognized at the date of acquisition

US$
Interests in joint ventures	24,726
Property, plant and equipment	135,592
Cash and bank balances	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Account payable	(311)
Accruals and other payables	(2,269)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,968)

(3,154)

Reserve arising on acquisition:

US$
Consideration transferred	268,000
Plus: non-controlling interests of AMTD Digital	(1,019)
Plus: non-controlling interests of AMTD Assets	(336)
Plus: non-controlling interests of AMTD Assets’ subsidiaries	5,355
Less: recognized amounts of net liabilities acquired	3,154

275,154

Net cash inflow on acquisition of WME Assets

US$
Cash consideration paid	—
Add: cash and cash equivalent balances acquired	3,860

3,860

(ii) Acquisition of The Art Newspaper SA

During the year ended December 31, 2023, the Company acquired 100% equity interest of The Art Newspaper SA, a limited company incorporated in Switzerland. The consideration of the acquisition was paid by cash amounting to US$2,540, 8,688,525 shares of the Company and 380,065 shares of AMTD Digital as well as a bonus element of EUR2,888,888 which will be settled by the shares of the Company on the 540th day following the completion of acquisition. The total consideration is approximately US$16,831. The transaction was completed and The Art Newspaper SA became a consolidated subsidiary of the Company since October 20, 2023 using acquisition accounting.

No acquisition-related cost has been recognized as an expense for the year ended December 31, 2023.

Consideration transferred

US$
Cash	2,540
Ordinary shares of the Company	5,607
Ordinary shares of AMTD Digital	5,607
Other consideration payable	3,077

16,831

Assets acquired and liabilities recognized at the date of acquisition

US$
Cash and bank balances	27
Accounts receivable	674
Prepayments, other receivables and deposits	301
Property, plant and equipment	333
Intangible assets	25,392
Accounts payables	(402)
Other payables and accruals	(2,068)
Bank borrowings	(37)
Deferred tax liabilities	(2,920)

Net assets acquired	21,300

The gross contractual amounts of accounts and other receivables as of the date of acquisition amounted to US$975. No accounts receivable and other receivables were expected to be uncollectible.

Gain arising on acquisition:

US$
Recognized amounts of net payable assets acquired	21,300
Less: consideration paid/payable	(16,831)

4,469

Bargain purchase gain amounting to US$4,469 acquisition of The Art Newspaper SA is recognized in profit or loss within the other gain line item in the consolidated statement of profit or loss and other comprehensive income. The transaction resulted in a bargain purchase gain, reflecting the financial and operating conditions of the acquiree at the time of acquisition and our competitive bargaining strategy over the seller.

Net cash outflow on acquisition of The Art Newspaper SA

US$
Cash consideration paid	(2,540)
Less: cash and cash equivalents balances acquired	27
(2,513)

Impact of acquisition on the results of the Group

Included in the consolidated profit for the year ended December 31, 2023 is the profit of US$45 attributable to the business generated by The Art Newspaper SA. Revenue for the year ended December 31, 2023 includes US$2 million generated from the acquisition.

Had the acquisition of The Art Newspaper SA been completed on January 1, 2023, revenue for the year of the Group would have been US$135 million, and profit for the year would have been US$152.4 million. The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of the operations of the Group that actually would have been achieved had the acquisition been completed on January 1, 2023, nor is it intended to be a projection of future events.

(b)	Consolidation of Singapore hotel companies in 2024

On April 1, 2024, the Group agreed with the remaining shareholder of Singapore hotel companies that the Group owns the controlling interests of Singapore hotel companies. Accordingly, Singapore hotel companies became non-wholly owned subsidiaries of the Group without a change of the percentage of ownership.

Assets acquired and liabilities recognized at the date of acquisition:

US$
Property, plant and equipment	189,826
Accounts receivable	920
Prepayments, deposits and other receivables	622
Cash and cash equivalents	4,273
Accounts payables	(116)
Other payables and accruals	(467)
Provisions	(1,406)
Contract liabilities	(471)
Amount due to shareholders	(47,157)
Tax liabilities	(214)
Bank borrowings	(159,722)
Non-controlling interests	6,817
Net assets acquired	(7,095)
Interests in joint venture eliminated	(7,095)

The fair values and gross contractual amounts of accounts receivable and other receivables at the date of acquisition amounted to approximately US$920 and US$622, respectively. No accounts receivable and other receivables were expected to be uncollectible.

Net cash inflow on consolidation of Singapore hotel companies:

Cash and cash equivalent balances acquired	4,273